PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Aug. 31, 2024	May 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	August 31, 2024	May 31, 2024
Deferred costs of equity financing	$150,526	$114,000
Other	8,348	6,139
Total	$158,874	$120,139

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	May 31, 2024	May 31, 2023
Deferred costs of equity financing	$114,000	$25,000
Other	6,139	5,805
Total	$120,139	$30,805